6) Net interest income (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest And Similar Income [Abstract]
Loans and advances to banks	R$ 6,802,466	R$ 6,874,429	R$ 9,546,878
Loans and advances to customers:
- Loans	67,443,078	67,807,238	61,949,949
- Leases	152,978	256,455	250,791
Financial assets:
- At fair value through profit or loss	13,982,931	19,436,407	17,538,227
- Fair value through other comprehensive income	13,632,071	12,567,751	16,666,298
- At amortized cost	15,698,407	13,139,371	12,120,868
Compulsory deposits with the Central Bank	2,017,605	4,304,875	3,916,299
Other financial interest income	13,835	31,179	63,829
Total	119,743,371	124,417,705	122,053,139
Deposits from banks:
- Interbank deposits	(28,232)	(267,636)	(137,154)
- Funding in the open market	(8,423,041)	(11,784,845)	(15,094,786)
- Borrowings and onlending	(5,907,385)	(4,400,636)	(3,176,469)
Deposits from customers:
- Savings accounts	(3,049,149)	(4,568,663)	(4,646,528)
- Time deposits	(5,634,342)	(7,707,131)	(6,252,440)
Securities issued	(4,786,206)	(9,250,005)	(9,054,699)
Subordinated debt	(2,403,327)	(3,708,924)	(3,517,067)
Technical provisions for insurance, pension plans and capitalization bonds	(18,344,005)	(16,930,146)	(13,365,526)
Total	(48,575,687)	(58,617,986)	(55,244,669)
Net interest income	R$ 71,167,684	R$ 65,799,719	R$ 66,808,470